Pay vs Performance Disclosure - USD ($)	5 Months Ended	7 Months Ended	12 Months Ended
	Jun. 30, 2021	Jan. 26, 2021	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay-Versus-Performance Disclosure
The Compensation Committee approves and administers our executive compensation program, which it designs to attract, incentivize, reward and retain our executive officers. Our program aligns executive pay with our stockholders’ interests and links pay to performance through a blend of short-term and long-term performance measures. In January 2021, our tenured Chief Executive Officer, Nathaniel Davis (“PEO 2”) transitioned to the Executive Chair role until September 30, 2022. Upon Mr. Davis’ transition to Executive Chair in 2021, James Rhyu (“PEO 1”) was appointed as our CEO. We provide compensation actually paid for both Chief Executive Officers during the covered fiscal years in the following tables and include Nathaniel Davis in the non-PEO NEO average during his tenure as Executive Chair.
As required by Item 402(v) of Regulation S-K, we are providing the following information about the relationship between the Compensation Actually Paid to our NEOs and certain aspects of our financial performance. For further information concerning our pay for performance philosophy and how executive compensation aligns with our performance, please refer to “Executive Compensation – Compensation Discussion and Analysis.”
Pay-Versus-Performance Table

Fiscal Year	Summary Compensation Table Total for PEO 1[1]	Compensation Actually Paid to PEO 1[2]	Summary Compensation Table Total for PEO 2[1]	Compensation Actually Paid to PEO 2[2]	Average Summary Compensation Table Total for Non-PEO Named Executive Officers[3]	Average Compensation Actually Paid to Non-PEO Named Executive Officers[4]	Value of Initial Fixed $100 Investment Based On:		Net Income[7]	Company- Selected Measure: Revenue[8]
							Total Stockholder Return[5]	Peer Group Total Stockholder Return[6]
(a)	(b1)	(c1)	(b2)	(c2)	(d)	(e)	(f)	(g)	(h)	(i)
2024	$15,623,124	$44,420,248	N/A	N/A	$3,248,911	$5,737,256	$259	$59	$204,183,000	$2,040,069,000
2023	$9,737,733	$9,252,934	N/A	N/A	$2,213,728	$1,834,039	$137	$50	$126,867,000	$1,837,358,000
2022	$7,691,994	$10,589,204	N/A	N/A	$2,268,304	$4,323,405	$150	$62	$107,130,000	$1,686,666,000
2021	$4,716,110	$7,778,721	$6,017,557	$4,382,370	$6,273,179	$6,051,428	$118	$103	$71,451,000	$1,536,760,000

(1)
The dollar amounts reported in columns (b1) and (b2) represent the amount of total compensation reported for James J. Rhyu (“PEO 1”) and Nathaniel Davis (“PEO 2”) (our “PEOs”) for each corresponding covered fiscal year in the “Total” column of the Summary Compensation Table for each applicable year.

(2)	The Compensation Actually Paid to our PEOs reflects the following adjustments required by applicable SEC rules from total compensation reported in the Summary Compensation Table:

PEO 1			Fiscal 2021	Fiscal 2022	Fiscal 2023	Fiscal 2024
	Summary Compensation Table – Total Compensation	(a)	$4,716,110	$7,691,994	$9,737,733	$15,623,124
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	(b)	$2,499,642	$5,056,893	$7,146,186	$12,011,113
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	(c)	$3,068,190	$5,496,289	$6,956,947	$30,363,497
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	(d)	$2,004,308	$761,586	-$536,307	$8,615,400
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	(e)	$31,380	$189,978	$323,898	$673,144
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(f)	$458,375	$1,506,250	-$83,151	$1,156,196
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(g)	$0	$0	$0	$0
=	Compensation Actually Paid		$7,778,721	$10,589,204	$9,252,934	$44,420,248

PEO 2			Fiscal 2021	Fiscal 2022	Fiscal 2023	Fiscal 2024
	Summary Compensation Table – Total Compensation	(a)	$6,017,557	N/A	N/A	N/A
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	(b)	$2,999,828	N/A	N/A	N/A
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	(c)	$0	N/A	N/A	N/A
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	(d)	$0	N/A	N/A	N/A
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	(e)	$0	N/A	N/A	N/A
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(f)	$1,364,641	N/A	N/A	N/A
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(g)	$0	N/A	N/A	N/A
=	Compensation Actually Paid		$4,382,370	N/A	N/A	N/A

For purposes of the adjustments to determine “Compensation Actually Paid,” we computed the fair value of equity awards in accordance with FASB ASC Topic 718 at the vesting date (for awards that vested at the end of or during each covered fiscal year) and at the end of the fiscal year (for awards that were outstanding and unvested as of the end of the covered fiscal year). The assumptions made in the calculation of the fair value of these equity awards did not differ materially from those disclosed as of the grant date of such equity awards.
(3)
The dollar amounts reported in column (d) represent the average of the amounts of total compensation reported for our named executive officers (our “NEOs”) as a group (excluding our PEOs) for each covered fiscal year in the “Total” column of the Summary Compensation Table for each applicable fiscal year. The names of each NEO included for purposes of calculating the average amounts of total compensation in each covered fiscal year are as follows:

Fiscal 2024		Fiscal 2023		Fiscal 2022		Fiscal 2021
•	Donna Blackman	•	Nathaniel A. Davis	•	Nathaniel A. Davis	•	Timothy J. Medina
•	Todd Goldthwaite	•	Donna Blackman	•	Timothy J. Medina	•	Kevin P. Chavous
•	Vincent W. Mathis	•	Vincent W. Mathis	•	Vincent W. Mathis	•	Vincent W. Mathis
•	Les Ottolenghi	•	Les Ottolenghi	•	Les Ottolenghi	•	Shaun E. McAlmont

(4)
The Compensation Actually Paid to our NEOs (excluding our PEOs) on average reflects the following adjustments required by applicable SEC rules from total compensation reported in the Summary Compensation Table:

NEO Average			Fiscal 2021	Fiscal 2022	Fiscal 2023	Fiscal 2024
	Summary Compensation Table – Total Compensation	(a)	$6,273,179	$2,268,304	$2,213,728	$3,248,911
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	(b)	$4,987,037	$1,109,502	$1,339,659	$2,082,203
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	(c)	$3,608,070	$835,736	$1,304,186	$3,793,112
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	(d)	$899,387	$795,599	-$64,247	$1,035,978
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	(e)	$27,457	$417,023	$60,715	$78,514

NEO Average			Fiscal 2021	Fiscal 2022	Fiscal 2023	Fiscal 2024
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(f)	$230,372	$1,116,245	-$340,684	$135,915
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(g)	$0	$0	$0	$472,970
=	Compensation Actually Paid		$6,051,428	$4,323,405	$1,834,039	$5,737,256

For purposes of the adjustments to determine “Compensation Actually Paid”, we computed the fair value of equity awards in accordance with FASB ASC Topic 718 at the vesting date (for awards that vested at the end of or during each covered fiscal year), at the end of the fiscal year (for awards that were outstanding and unvested as of the end of the covered fiscal year, including equity awards granted by newly-formed indirect subsidiaries of the Company (and direct subsidiaries of K12 Management Inc.) that were outstanding and unvested as of the end of the covered fiscal year). The assumptions made in the calculation of the fair value of these equity awards did not differ materially from those disclosed as of the grant date of such equity awards.
(5)
Total stockholder return is calculated by assuming that a $100 investment was made on the close of trading on June 30, 2020 and reinvesting all dividends until the last day of each reported fiscal year.

(6)
The peer group used is a select group of comparator companies, as used in the stock performance graph shown in our Annual Report on Form 10-K for the covered fiscal year. For the fiscal year ending June 30, 2024, such group was comprised of 2U, Inc., Adtalem Global Education Inc., American Public Education Inc., Perdoceo Education Corporation, Chegg, Inc., Grand Canyon Education Inc., Udemy, Inc., Pearson PLC, Strategic Education Inc., and Coursera, Inc., as presented in our Annual Report on Form 10-K for the fiscal year ending June 30, 2024. Total stockholder return is calculated by assuming that a $100 investment was made on the close of trading on June 30, 2020 and reinvesting all dividends until the last day of each reported fiscal year.

(7)	The dollar amounts reported represent the amount of net income (loss) reflected in our audited financial statements for each covered fiscal year.
(8)	Total revenue has been chosen as our Company Selected Measure.

Company Selected Measure Name			revenue
Named Executive Officers, Footnote
(1)
The dollar amounts reported in columns (b1) and (b2) represent the amount of total compensation reported for James J. Rhyu (“PEO 1”) and Nathaniel Davis (“PEO 2”) (our “PEOs”) for each corresponding covered fiscal year in the “Total” column of the Summary Compensation Table for each applicable year.

(3)
The dollar amounts reported in column (d) represent the average of the amounts of total compensation reported for our named executive officers (our “NEOs”) as a group (excluding our PEOs) for each covered fiscal year in the “Total” column of the Summary Compensation Table for each applicable fiscal year. The names of each NEO included for purposes of calculating the average amounts of total compensation in each covered fiscal year are as follows:

Fiscal 2024		Fiscal 2023		Fiscal 2022		Fiscal 2021
•	Donna Blackman	•	Nathaniel A. Davis	•	Nathaniel A. Davis	•	Timothy J. Medina
•	Todd Goldthwaite	•	Donna Blackman	•	Timothy J. Medina	•	Kevin P. Chavous
•	Vincent W. Mathis	•	Vincent W. Mathis	•	Vincent W. Mathis	•	Vincent W. Mathis
•	Les Ottolenghi	•	Les Ottolenghi	•	Les Ottolenghi	•	Shaun E. McAlmont

Peer Group Issuers, Footnote
(6)
The peer group used is a select group of comparator companies, as used in the stock performance graph shown in our Annual Report on Form 10-K for the covered fiscal year. For the fiscal year ending June 30, 2024, such group was comprised of 2U, Inc., Adtalem Global Education Inc., American Public Education Inc., Perdoceo Education Corporation, Chegg, Inc., Grand Canyon Education Inc., Udemy, Inc., Pearson PLC, Strategic Education Inc., and Coursera, Inc., as presented in our Annual Report on Form 10-K for the fiscal year ending June 30, 2024. Total stockholder return is calculated by assuming that a $100 investment was made on the close of trading on June 30, 2020 and reinvesting all dividends until the last day of each reported fiscal year.

Adjustment To PEO Compensation, Footnote
(2)	The Compensation Actually Paid to our PEOs reflects the following adjustments required by applicable SEC rules from total compensation reported in the Summary Compensation Table:

PEO 1			Fiscal 2021	Fiscal 2022	Fiscal 2023	Fiscal 2024
	Summary Compensation Table – Total Compensation	(a)	$4,716,110	$7,691,994	$9,737,733	$15,623,124
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	(b)	$2,499,642	$5,056,893	$7,146,186	$12,011,113
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	(c)	$3,068,190	$5,496,289	$6,956,947	$30,363,497
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	(d)	$2,004,308	$761,586	-$536,307	$8,615,400
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	(e)	$31,380	$189,978	$323,898	$673,144
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(f)	$458,375	$1,506,250	-$83,151	$1,156,196
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(g)	$0	$0	$0	$0
=	Compensation Actually Paid		$7,778,721	$10,589,204	$9,252,934	$44,420,248

PEO 2			Fiscal 2021	Fiscal 2022	Fiscal 2023	Fiscal 2024
	Summary Compensation Table – Total Compensation	(a)	$6,017,557	N/A	N/A	N/A
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	(b)	$2,999,828	N/A	N/A	N/A
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	(c)	$0	N/A	N/A	N/A
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	(d)	$0	N/A	N/A	N/A
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	(e)	$0	N/A	N/A	N/A
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(f)	$1,364,641	N/A	N/A	N/A
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(g)	$0	N/A	N/A	N/A
=	Compensation Actually Paid		$4,382,370	N/A	N/A	N/A

For purposes of the adjustments to determine “Compensation Actually Paid,” we computed the fair value of equity awards in accordance with FASB ASC Topic 718 at the vesting date (for awards that vested at the end of or during each covered fiscal year) and at the end of the fiscal year (for awards that were outstanding and unvested as of the end of the covered fiscal year). The assumptions made in the calculation of the fair value of these equity awards did not differ materially from those disclosed as of the grant date of such equity awards.

Non-PEO NEO Average Total Compensation Amount			$ 3,248,911	$ 2,213,728	$ 2,268,304	$ 6,273,179
Non-PEO NEO Average Compensation Actually Paid Amount			$ 5,737,256	1,834,039	4,323,405	6,051,428
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The Compensation Actually Paid to our NEOs (excluding our PEOs) on average reflects the following adjustments required by applicable SEC rules from total compensation reported in the Summary Compensation Table:

NEO Average			Fiscal 2021	Fiscal 2022	Fiscal 2023	Fiscal 2024
	Summary Compensation Table – Total Compensation	(a)	$6,273,179	$2,268,304	$2,213,728	$3,248,911
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	(b)	$4,987,037	$1,109,502	$1,339,659	$2,082,203
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	(c)	$3,608,070	$835,736	$1,304,186	$3,793,112
+	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	(d)	$899,387	$795,599	-$64,247	$1,035,978
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	(e)	$27,457	$417,023	$60,715	$78,514

NEO Average			Fiscal 2021	Fiscal 2022	Fiscal 2023	Fiscal 2024
+	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(f)	$230,372	$1,116,245	-$340,684	$135,915
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(g)	$0	$0	$0	$472,970
=	Compensation Actually Paid		$6,051,428	$4,323,405	$1,834,039	$5,737,256

For purposes of the adjustments to determine “Compensation Actually Paid”, we computed the fair value of equity awards in accordance with FASB ASC Topic 718 at the vesting date (for awards that vested at the end of or during each covered fiscal year), at the end of the fiscal year (for awards that were outstanding and unvested as of the end of the covered fiscal year, including equity awards granted by newly-formed indirect subsidiaries of the Company (and direct subsidiaries of K12 Management Inc.) that were outstanding and unvested as of the end of the covered fiscal year). The assumptions made in the calculation of the fair value of these equity awards did not differ materially from those disclosed as of the grant date of such equity awards.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid and Company TSR and Peer Group TSR
The following chart illustrates the relationship between our Compensation Actually Paid and TSR and the relationship between our TSR and peer group TSR.

Compensation Actually Paid vs. Net Income			Compensation Actually Paid and Net Income The following chart illustrates the relationship between our Compensation Actually Paid and Net Income.
Compensation Actually Paid vs. Company Selected Measure			Compensation Actually Paid and Revenue The following chart illustrates the relationship between our Compensation Actually Paid and Revenue.
Total Shareholder Return Vs Peer Group
Compensation Actually Paid and Company TSR and Peer Group TSR
The following chart illustrates the relationship between our Compensation Actually Paid and TSR and the relationship between our TSR and peer group TSR.

Tabular List, Table
Financial Performance Measures
The financial performance measures listed below represent all of the financial performance measures that were used to determine the compensation actually paid to our NEOs in fiscal 2024:
•	Revenue
•	Adjusted EBITDA
•	Adjusted Operating Income

Total Shareholder Return Amount			$ 259	137	150	118
Peer Group Total Shareholder Return Amount			59	50	62	103
Net Income (Loss)			$ 204,183,000	$ 126,867,000	$ 107,130,000	$ 71,451,000
Company Selected Measure Amount			2,040,069,000	1,837,358,000	1,686,666,000	1,536,760,000
PEO Name	James J. Rhyu	Nathaniel Davis	James J. Rhyu	James J. Rhyu	James J. Rhyu
Measure:: 1
Pay vs Performance Disclosure
Name			Revenue
Measure:: 2
Pay vs Performance Disclosure
Name			Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name			Adjusted Operating Income
James Rhyu [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 15,623,124	$ 9,737,733	$ 7,691,994	$ 4,716,110
PEO Actually Paid Compensation Amount			44,420,248	9,252,934	10,589,204	7,778,721
Nathaniel Davis [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount						6,017,557
PEO Actually Paid Compensation Amount						4,382,370
PEO | James Rhyu [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(12,011,113)	(7,146,186)	(5,056,893)	(2,499,642)
PEO | James Rhyu [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			30,363,497	6,956,947	5,496,289	3,068,190
PEO | James Rhyu [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			8,615,400	(536,307)	761,586	2,004,308
PEO | James Rhyu [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			673,144	323,898	189,978	31,380
PEO | James Rhyu [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,156,196	(83,151)	1,506,250	458,375
PEO | James Rhyu [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0
PEO | Nathaniel Davis [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(2,999,828)
PEO | Nathaniel Davis [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0
PEO | Nathaniel Davis [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0
PEO | Nathaniel Davis [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0
PEO | Nathaniel Davis [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						1,364,641
PEO | Nathaniel Davis [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,082,203)	(1,339,659)	(1,109,502)	(4,987,037)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,793,112	1,304,186	835,736	3,608,070
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,035,978	(64,247)	795,599	899,387
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			78,514	60,715	417,023	27,457
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			135,915	(340,684)	1,116,245	230,372
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (472,970)	$ 0	$ 0	$ 0